INCOME TAXES - Schedule of components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense
Current period	$ 253.2	$ 137.4	$ 140.7
Adjustment in respect of prior periods	(2.3)	(1.3)	0.1
Current income tax expense	250.9	136.1	140.8
Deferred income tax expense
Deferred taxes of deferred tax assets	(81.7)	(46.2)	(24.0)
Deferred taxes of deferred tax liabilities	2.2	(4.6)	(10.6)
Adjustment in respect of prior periods	12.7	(2.5)	(2.0)
Total deferred income tax expense	(66.8)	(53.3)	(36.6)
Income tax expense	$ 184.1	$ 82.8	$ 104.2